SCHEDULE OF LEASE LIABILITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Guarantor and Issuer, Guaranteed Security [Line Items]
Lease Payments	$ (55)	$ (98)	$ (12)
Current	30	37
Non current	440	466
Security Matters Limited [Member]
Guarantor and Issuer, Guaranteed Security [Line Items]
Lease liability, beginning balance	503	589
Additions	49
Deductions	(21)
Accretion of interest	51	47
Foreign exchange differences	(57)	(35)
Lease Payments	(55)	(98)
Lease liability, ending balance	470	503	$ 589
Current	30	37
Non current	$ 440	$ 466